Commitments and Contingencies - Narrative (Details)										1 Months Ended	12 Months Ended
	Jun. 13, 2023 USD ($)	Feb. 28, 2023 motion	Aug. 29, 2022 USD ($)	Feb. 25, 2022 motion	Mar. 26, 2021 motion	Oct. 20, 2016 USD ($)	Sep. 07, 2016 USD ($)	Jun. 10, 2016 USD ($)	Dec. 09, 2014 USD ($) plaintiff	Nov. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) lawsuit prize_box_amount_multiplier symbol	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Provisions for litigation matters											$ 14,000,000
DDI / Benson Matter provision										$ 50,000,000	(220,000,000)	$ (50,000,000)	$ 0
DDI / Benson Matter provision											$ 0	220,000,000
Number of times the prize to be received | prize_box_amount_multiplier											5
Number of symbols in a pattern revealed to obtain prize | symbol											3
Number of motions | motion		3
Deferred income taxes											$ 21,000,000	(77,000,000)	$ 38,000,000
Adrienne Benson and Mary Simonson
Loss Contingencies [Line Items]
Litigation settlement, expense	$ 270,000,000		$ 415,000,000
Nonoperating expense												270,000,000
DDI / Benson Matter provision										$ 50,000,000
Deferred income taxes											$ 36,000,000	66,000,000
Adrienne Benson and Mary Simonson | Company Subsidiaries
Loss Contingencies [Line Items]
Litigation settlement, expense			270,000,000
Adrienne Benson and Mary Simonson | Double Down Interactive
Loss Contingencies [Line Items]
Litigation settlement, expense			$ 145,000,000
Texas Fun 5’s Instant Ticket Game
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit											4
Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Number of individuals claiming damages | plaintiff									1,200
Number of motions | motion					2
Number of denied motions | motion				1
Steele, et al. v. GTECH Corporation | Minimum
Loss Contingencies [Line Items]
Damages claimed									$ 600,000,000
Guerra v. GTECH Corporation | Minimum
Loss Contingencies [Line Items]
Damages claimed								$ 500,000
Wiggins v. IGT Global Solutions Corp. | Minimum
Loss Contingencies [Line Items]
Damages claimed							$ 1,000,000
Campos et al. v. GTECH Corporation | Minimum
Loss Contingencies [Line Items]
Damages claimed						$ 1,000,000
Performance Bonds
Loss Contingencies [Line Items]
Term of bonds											1 year
Performance bonds, liability											$ 0	$ 0